UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
811 East Wisconsin Avenue, 8th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 287-3101
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2019

Date of reporting period:  June 30, 2019

Item 1. Reports to Stockholders.

iM DBi Managed Futures Strategy ETF

Semi-Annual Report
June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank.  Instead, the reports will be made available on the Fund’s website, www.imglobalpartner.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.  You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-888-898-1041, sending an e-mail request to contact@imglobalpartner.com, or by enrolling at www.imglobalpartner.com.

You may elect to receive all future reports in paper free of charge.  If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports.  If you invest directly with the Fund you can call 1-888-898-1041 or send an e-mail request to contact@imglobalpartner.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports.  Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

iM DBi Managed Futures Strategy ETF

Table of Contents

Composition of Consolidated Schedule of Investments	3
Consolidated Schedule of Investments	4
Consolidated Schedule of Open Futures Contracts	5
Consolidated Statement of Assets and Liabilities	6
Consolidated Statement of Operations	7
Consolidated Statement of Changes in Net Assets	8
Consolidated Financial Highlights	9
Notes to Consolidated Financial Statements	10
Expense Example	32
Notice to Shareholders	34
Approval of the Investment Advisory Agreement
and Investment Sub-Advisory Agreement	35
Notice of Privacy Policy and Practices	39

iM DBi Managed Futures Strategy ETF

COMPOSITION OF CONSOLIDATED SCHEDULE OF INVESTMENTS
at June 30, 2019 (Unaudited)

Percentages represent market value as a percentage of net assets.

iM DBi Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS
at June 30, 2019 (Unaudited)

	Principal
SHORT-TERM INVESTMENTS – 78.9%	Amount	Value

U.S. Treasury Bills – 78.9%
2.33%, 07/02/2019 (b)(c)	$465,000	$464,975
2.38%, 07/05/2019 (b)(c)	160,000	159,966
2.29%, 07/09/2019 (a)(b)(c)	142,000	141,938
2.145%, 7/30/2019 (b)(c)	81,000	80,864
2.38%, 08/08/2019 (b)(c)	1,842,000	1,838,043
2.20%, 08/13/2019 (b)(c)	398,000	397,023
2.36%, 08/15/2019 (b)(c)	34,000	33,912
2.36%, 08/15/2019 (a)(b)(c)	374,000	373,036
2.105%, 08/20/2019 (b)(c)	1,671,000	1,666,181
2.105%, 8/20/2019 (a)(b)(c)	242,000	241,302
2.335%, 08/22/2019 (b)(c)	1,643,000	1,638,090
2.31%, 08/29/2019 (b)(c)	106,000	105,636
2.30%, 09/05/2019 (b)(c)	59,000	58,775
2.24%, 09/12/2019 (b)(c)	1,736,000	1,728,747
2.24%, 09/12/2019 (a)(b)(c)	47,000	46,804
2.17%, 09/19/2019 (b)(c)	189,000	188,131
2.085%, 09/26/2019 (b)(c)	256,000	254,721
2.38%, 10/03/2019 (b)(c)	137,000	136,255
2.38%, 10/03/2019 (a)(b)(c)	35,000	34,810
2.395%, 10/31/2019 (b)(c)	375,000	372,448
2.38%, 11/7/2019 (b)(c)	1,852,000	1,838,412
2.38%, 11/07/2019 (a)(b)(c)	33,000	32,758
2.355%, 11/14/2019 (b)(c)	56,000	55,568
2.355%, 11/14/2019 (a)(b)(c)	25,000	24,807
2.34%, 11/21/2019 (a)(b)(c)	229,000	227,140
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,136,894)		12,140,342
TOTAL INVESTMENTS
(Cost $12,136,894)		12,140,342
Other Assets in Excess of Liabilities – 21.1%		3,250,167
TOTAL NET ASSETS – 100.0%		$15,390,509

Percentages are stated as a percent of net assets.
(a)	All or a portion of this se.curity is held by the iM DBi Managed Futures Subsidiary.
(b)	Zero coupon bond. The effective yield is listed.
(c)	All or a portion of this security is held as collateral for certain futures contracts.

The accompanying notes are an integral part of these financial statements.

iM DBi Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS
at June 30, 2019 (Unaudited)

	Number of				Unrealized
	Contracts	Settlement	Notional		Appreciation
Description	Purchased/(Sold)	Month	Amount	Value	(Depreciation)
Purchased Contracts:
U.S. Treasury
2-Year Note Futures	62	Sep-19	$13,282,147	$13,341,141	$58,994
MSCI EAFE
Index Futures	57	Sep-19	5,392,446	5,481,405	88,959
S&P 500 E-mini
Index Futures	49	Sep-19	7,113,925	7,213,290	99,365
U.S. Treasury
10-Year Note Futures	48	Sep-19	6,055,848	6,142,500	86,652
U.S. Treasury 10-Year
Ultra Bond Futures	48	Sep-19	6,512,587	6,630,000	117,413
90-day Euro-
Dollar Futures	25	Sep-19	6,120,269	6,124,687	4,418
U.S. Treasury Long
Bond Futures	19	Sep-19	2,889,750	2,956,281	66,531
U.S. Treasury Ultra
Bond Futures	19	Sep-19	3,284,408	3,373,688	89,280
Gold 100 Oz.
Futures (b)	16	Aug-19	2,269,790	2,261,920	(7,870)
					603,742
Contracts Sold:
Euro FX
Currency Futures	(8)	Sep-19	(11,409,008)	(11,446,500)	(37,492)
MSCI Emerging
Markets Index Futures	(42)	Sep-19	(2,145,364)	(2,212,140)	(66,776)
Fed Fund 30-Day Futures	(7)	Oct-19	(2,860,579)	(2,862,645)	(2,066)
Fed Fund 30-Day Futures	(7)	Nov-19	(2,862,746)	(2,865,125)	(2,379)
Japanese Yen
Currency Futures	(7)	Sep-19	(812,731)	(816,463)	(3,732)
WTI Crude Futures (b)	(6)	Sep-19	(341,126)	(351,120)	(9,994)
					(122,439)
					$481,303

(a)	Societe Generale is the counterparty for all Open Futures Contracts held by the Fund and the iM DBi Cayman Managed Futures Subsidiary at June 30, 2019.
(b)	Contract held by the iM DBi Cayman Managed Futures Subsidiary.

The accompanying notes are an integral part of these financial statements.

iM DBi Managed Futures Strategy ETF

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
at June 30, 2019 (Unaudited)

Assets:
Investments, at value (cost of $12,136,894)	$12,140,342
Cash	1,350,048
Deposits with broker for futures (Note 2)	1,927,602
Total assets	15,417,992

Liabilities:
Distribution payable	18,113
Payable for investment management fees	9,370
Total liabilities	27,483

Net assets	$15,390,509

Net assets consist of:
Paid in capital	$15,018,310
Total distributable earnings	372,199
Net assets	$15,390,509

Net Asset Value:
Net assets	$15,390,509
Shares outstanding^	600,000
Net asset value, offering and redemption price per share	$25.65

^	$0.01 par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

iM DBi Managed Futures Strategy ETF

CONSOLIDATED STATEMENT OF OPERATIONS
For the Period Ended June 30, 2019 (Unaudited)

Investment Income:
Interest	$40,993
Total investment income	40,993

Expenses:
Management fees (Note 5)	17,724
Total expenses	17,724
Net investment income	23,269

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(81)
Futures	(117,627)
Net change in unrealized appreciation on:
Investments	3,448
Futures	481,303
Net realized and unrealized gain (loss) on investments	367,043
Net increase in net assets resulting from operations	$390,312

*	The iM DBi Managed Futures Strategy ETF commenced operations on May 7, 2019.

The accompanying notes are an integral part of these financial statements.

iM DBi Managed Futures Strategy ETF

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

Period Ended
June 30, 2019*
(Unaudited)
Operations:
Net investment income	$23,269
Net realized loss on investments and futures contracts	(117,708)
Net change in unrealized appreciation
on investments and futures contracts	484,751
Net increase in net assets resulting from operations	390,312

Distributions to Shareholders:
Distributable earnings	(18,113)
Total distributions	(18,113)

Capital Share Transactions:
Proceeds from shares sold	17,562,910
Payment for shares redeemed	(2,544,600)
Net increase in net assets from capital share transactions	15,018,310
Total increase in net assets	15,390,509

Net Assets:
Beginning of period	—
End of period	$15,390,509

Change in Shares Outstanding:
Shares sold	700,000
Shares redeemed	(100,000)
Net increase in shares outstanding	600,000

*	The iM DBi Managed Futures Strategy ETF commenced operations on May 7, 2019.

The accompanying notes are an integral part of these financial statements.

iM DBi Managed Futures Strategy ETF

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

	May 7, 2019*
	through
	June 30, 2019
	(Unaudited)
Net Asset Value – Beginning of Period	$25.00

Income from Investment Operations:
Net investment income[1]	0.04
Net realized and unrealized gain on investments	0.64
Total from investment operations	0.68

Less Distributions:
Distributions from net investment income	(0.03)
Total distributions	(0.03)

Net Asset Value – End of Period	$25.65

Total Return	2.72%^

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$15,391
Ratio of operating expenses to average net assets:	0.85	%+
Ratio of net investment income to average net assets:	1.12	%+
Portfolio turnover rate	0%^

*	Commencement of operations was May 17, 2019.
+	Annualized
^	Not Annualized
[1]	The net investment income per share was calculated using the average shares outstanding method.

The accompanying notes are an integral part of these financial statements.

iM DBi Managed Futures Strategy ETF

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
at June 30, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

The iM DBi Managed Futures Strategy ETF (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is an actively managed exchange-traded fund that is an open-end investment management company and is a non-diversified series of the Trust.  The Fund commenced operations on May 7, 2019.  iM Global Partner US LLC (“iM Global” or the “Advisor”) serves as the investment advisor to the Fund.  Dynamic Beta investments, LLC (the “Sub-Advisor”) serves as the sub-advisor to the Fund.  As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The investment objective of the Fund is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Consolidation of Subsidiary: The Fund may invest up to 10% of its total assets in the iM DBi Cayman Managed Futures Subsidiary (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the iM DBi Managed Futures Strategy ETF. The financial statements of the iM DBi Managed Futures Strategy ETF include the operations of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. The iM DBi Managed Futures Strategy ETF had 9.30% of its total assets invested in the Subsidiary as of June 30, 2019.

The Subsidiary is an exempted Cayman Islands investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

C.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provisions are required.

iM DBi Managed Futures Strategy ETF

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at June 30, 2019 (Unaudited)

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2019 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.

The Subsidiary is classified as a CFC under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment loss of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

D.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on fixed income securities are amortized/accreted using the effective interest method.

The Fund distributes substantially all of its net investment income, if any, quarterly, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

E.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

F.
Reclassification of Capital Accounts:  GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

G.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of June 30, 2019, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and had concluded that no additional disclosures are necessary.

iM DBi Managed Futures Strategy ETF

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at June 30, 2019 (Unaudited)

H.
Foreign Securities and Currency:  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

I.
CFTC Regulation:  Because of the nature of its investments, the Fund is subject to regulation under the Commodities Exchange Act, as amended (the “CEA”), as a commodity pool and each of the Advisor and Sub-Adviser is subject to regulation under the CEA as a commodity pool operator (“CPO”), as those terms are defined under the CEA. The Advisor and Sub-Adviser are regulated by the CFTC, the National Futures Association and the SEC and are subject to each regulator’s disclosure requirements. The CFTC has adopted rules that are intended to harmonize certain CEA disclosure requirements with SEC disclosure requirements.

J.
Futures Contracts:  Investments in futures contracts obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior days “mark-to-market” of the open contracts. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit the Fund’s account with an amount equal to depreciation. These daily cash settlements are also known as “variation margin.” Variation margin is recognized as a receivable and/or payable for “Variation margin on futures contracts” on the Statement of Assets and Liabilities.

During the period the futures contract is open, changes in the value of a contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of “Change in net unrealized appreciation/depreciation on futures” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of “Net realized gain (loss) on futures” on the Statement of Operations.

iM DBi Managed Futures Strategy ETF

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at June 30, 2019 (Unaudited)

K.
Deposits with Broker:  When trading derivative instruments, such as forward or futures contracts, the Fund and the Subsidiary are only required to post initial or variation margin with the exchange or clearing broker. The use of margin in trading these instruments has the effect of creating leverage, which can expose the Fund to substantial gains or losses occurring from relatively small price changes in the value of the underlying instrument and can increase the volatility of the Fund’s returns. Volatility is a statistical measure of the dispersion of returns of an investment, where higher volatility generally indicates greater risk.

Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

At June 30, 2019, the Fund and Subsidiary, collectively, had $1,927,602 in cash and cash equivalents on deposit with brokers for futures, which are presented on the Fund’s consolidated statement of assets and liabilities.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, a broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, a broker will pay the excess to the Fund.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.”  The Fund expects to earn interest income on any margin deposits.

L.
Counterparty, Credit and Market Risk:  Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, might not be available in connection with over-the-counter transactions or off-exchange transactions. Therefore, in those instances in which the Fund enters into such transactions, the Fund will be subject to the risk that its counterparty will be unable or unwilling to perform its obligations under the transactions and that the Fund will sustain losses. Over-the-counter (“OTC”) and off-exchange transactions have greater liquidity risk, and often do not have liquidity beyond the counterparty to the instrument. In general, there is less

iM DBi Managed Futures Strategy ETF

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at June 30, 2019 (Unaudited)

government regulation and supervision of transactions in the OTC markets or off-exchange than of transactions entered into on organized exchanges. Furthermore, if any futures commission merchant, broker-dealer, or financial institution holding the Fund’s assets were to become bankrupt or insolvent, it is possible that the Fund would be able to recover only a portion, or in certain circumstances, none of its assets held by such bankrupt or insolvent entity.

The risk that an issuer, guarantor or liquidity provider of an instrument (including the counterparty to an OTC position) held by the Fund will be unable or unwilling to perform its obligations is considered credit risk. It includes the risk that one or more of the securities will be downgraded by a credit rating agency; generally, lower rated issuers have higher credit risks. Credit risk also includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its payment or repurchase obligation, as the case may be. Credit risk generally is inversely related to credit quality. To the extent that the Fund invests in derivative or other over-the-counter transactions, including forward contracts, the Fund may be exposed to a credit risk with respect to the parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those entailed in exchange- traded transactions, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections and expose the parties to the risk of counterparty default.

The market value of a security or instrument may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as “volatility,” may cause a security or instrument to be worth less than it was worth at an earlier time.  Recent turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers, which may have an adverse effect on the Fund. Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole. Market risk is common to most investments – including stocks, bonds, derivatives and commodities, and the mutual funds that invest in them. The risk of bonds can vary significantly depending upon factors such  as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

M.
Recent Accounting Pronouncements and Rule Issuances: In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount;

iM DBi Managed Futures Strategy ETF

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at June 30, 2019 (Unaudited)

which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of this change in guidance, and due to the permissibility of early adoption, modified the Fund’s fair value disclosures for the current reporting period.

In August 2018, the Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification, which in part amends certain financial statement disclosure requirements of Regulation S-X that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other Commission disclosure requirements, U.S. Generally Accepted Accounting Principles, or changes in the information environment. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. The amendments to Rule 6-04.17 of Regulation S-X (balance sheet) were amended to require presentation of the total, rather than the components of net assets, of distributable earnings on the balance sheet. Consistent with U.S. GAAP, funds will be required to disclose total distributable earnings. The amendments to Rule 6-09 of Regulation S-X (statement of changes in net assets) omit the requirement to separately state the sources of distributions paid as well as omit the requirement to parenthetically state the book basis amount of undistributed net investment income. Instead, consistent with U.S. GAAP, funds will be required to disclose the total amount of distributions paid, except that any tax return of capital must be separately disclosed. The requirements of the Final Rule Release were effective November 5, 2018 and the Fund’s Consolidated Statement of Assets and Liabilities and the Statement of Changes in Net Assets for the current reporting period have been modified accordingly.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in

iM DBi Managed Futures Strategy ETF

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at June 30, 2019 (Unaudited)

valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Debt Securities:  Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 2 of the fair value hierarchy.

Futures:  Futures contracts are valued at the settlement price on the exchange on which they are principally traded. Futures are generally categorized as Level 1 of the fair value hierarchy.

Registered Investment Companies:  Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities: Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer

iM DBi Managed Futures Strategy ETF

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at June 30, 2019 (Unaudited)

quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term debt securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which, as of June 30, 2019, was comprised of officers of the Trust.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume, news events and significant events such as those described previously.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuation hierarchy of the Fund’s consolidated investments and other financial instruments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
ASSETS:
Short-Term Investments	$—	$12,140,342	$—	$12,140,342
Total Investments in Securities	—	12,140,342	—	12,140,342
Other Financial Instruments*
Futures	$481,303	$—	$—	$481,303

*
Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures. Futures are reflected as the unrealized appreciation (depreciation) on the instrument.

NOTE 4 – DERIVATIVE INSTRUMENTS
During the period ended June 30, 2019, the Fund invested in Derivative Instruments such as futures contracts and forward currency contracts in order to pursue its managed futures strategy. The Derivative Instruments are not designated as hedging instruments. The Fund’s managed futures strategy employs long and short positions in derivatives, primarily futures contracts and forward contracts, across the broad asset classes of equities, fixed income, currencies and, through the Subsidiary, commodities. Fund positions in those contracts are determined based on a proprietary, quantitative model – the Dynamic Beta Engine – that seeks to identify the main drivers of performance by approximating the current asset allocation of a selected pool of the largest commodity trading advisor hedge funds (“CTA”), which are hedge funds that use futures or forward contracts to achieve their investment objectives. The Dynamic Beta Engine analyzes recent historical performance in order to estimate the current asset allocation of a selected pool of the largest CTAs. The Sub-Adviser relies exclusively on the model and does not

iM DBi Managed Futures Strategy ETF

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at June 30, 2019 (Unaudited)

have discretion to override the model-determined asset allocation or portfolio weights. The Sub-Adviser will periodically review whether instruments should be added to or removed from the model in order to improve the model’s efficiency. The model’s asset allocation is limited to asset classes that are traded on U.S.-based exchanges. Based on this analysis, the Fund will invest in an optimized portfolio of long and short positions in domestically-traded, liquid derivative contracts selected from a pool of the most liquid derivative contracts, as determined by the Sub-Adviser.

Futures contracts and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre-determined price in the future. The Fund takes long positions in derivative contracts that provide exposure to various asset classes, sectors and/or markets that the Fund expects to rise in value, and takes short positions in asset classes, sectors or and/or markets that the Fund expects to fall in value. Currently, the Fund expects to limit its investments to highly-liquid, domestically-traded contracts that the Sub-Adviser believes exhibit the highest correlation to what the Sub-Adviser perceives to be the core positions of the target hedge funds. Such core positions are generally long and short positions in domestically-traded derivative contracts viewed as highly liquid by the Sub-Adviser.

The Fund may have gross notional exposure, which is defined as the sum of the notional exposure of both long and short derivative positions across the Fund, that approximates the current asset allocation and matches the risk profile of a diversified pool of the largest CTAs. The Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and interpretations thereunder, impose certain limitations on the Fund’s ability to use leverage. Under normal market conditions, the Sub-Adviser, on average, will target an annualized volatility level for the Fund of 8-10%.

The Sub-Adviser will, in an effort to reduce certain risks (e.g., volatility of returns), limit the Fund’s gross notional exposure on certain futures contracts whose returns are expected to be particularly volatile. In addition to these specific exposure limits, the Sub-Adviser will use quantitative methods to assess the level of risk for the Fund.

There are significant risks associated with the Fund’s use of futures contracts, including the following: (1) the success of a hedging strategy may depend on the Sub-Adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the instruments held by the Fund and the prices of futures; (3) there may not be a liquid secondary market for a futures contract; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts. In addition, some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

The Fund has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

iM DBi Managed Futures Strategy ETF

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at June 30, 2019 (Unaudited)

Statement of Assets and Liabilities – Values of Derivative Instruments as of June 30, 2019

	Asset Derivatives
	Statement of Assets and
	Liabilities Location	Value
Commodity Contracts – Futures*	Unrealized appreciation
	on futures contracts**	$—
Equity Contracts – Futures*	Unrealized appreciation
	on futures contracts**	188,324
Foreign Exchange Contracts – Futures*	Unrealized appreciation
	on futures contracts**	4,418
Interest Rate Contracts – Futures*	Unrealized appreciation
	on futures contracts**	418,870
Total		$611,612

	Liability Derivatives
	Statement of Assets and
	Liabilities Location	Value
Commodity Contracts – Futures*	Unrealized depreciation
	on futures contracts**	$17,864
Equity Contracts – Futures*	Unrealized depreciation
	on futures contracts**	66,776
Foreign Exchange Contracts – Futures*	Unrealized depreciation
	on futures contracts**	41,224
Interest Rate Contracts – Futures*	Unrealized depreciation
	on futures contracts**	4,445
Total		$130,309

*	Includes cumulative appreciation/depreciation as reported on the Consolidated Schedule of Open Futures Contracts.
**	Included in total distributable earnings on the Consolidated Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2019

Amount of Realized Gain (Loss) on Derivatives
Futures Contracts
Commodity Contracts	$(447,063)
Equity Contracts	2,193
Foreign Exchange Contracts	(178,346)
Interest Rate Contracts	505,589
Total	$(117,627)

iM DBi Managed Futures Strategy ETF

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at June 30, 2019 (Unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts
Commodity Contracts	$(17,864)
Equity Contracts	121,548
Foreign Exchange Contracts	(36,806)
Interest Rate Contracts	414,425
Total	$481,303

Volume Disclosures

The average monthly notional amount outstanding of futures during the period ended June 30, 2019 were as follows:

iM DBi Managed
Long Positions	Futures Strategy ETF
Futures	$5,800,053
Short Positions
Futures	$(4,135,976)

Offsetting Assets and Liabilities

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

iM DBi Managed Futures Strategy ETF

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at June 30, 2019 (Unaudited)

The table below, as of June 30, 2019, discloses both gross information and net information about instruments and transactions eligible for offset in the Consolidated Statements of Assets and Liabilities, and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.  For financial reporting purposes, the Fund does not offset derivative assets and liabilities, and any related collateral received or pledged, on the Consolidated Statements of Assets and Liabilities, except in the case of futures contracts.

Assets				Gross Amounts not offset
in the Consolidated Statement
of Assets and Liabilities
Net
		Gross	Amounts
		Amounts	Presented
		Offset in the	in the
	Gross	Consolidated	Consolidated
	Amounts of	Statement of	Statement of
Description /	Recognized	Assets and	Assets and	Financial	Collateral	Net
Counterparty	Assets	Liabilities	Liabilities	Instruments	Received	Amount
Futures*
Societe Generale	$611,612	$(130,309)	$481,303	$—	$481,303	$—
	$611,612	$(130,309)	$481,303	$—	$481,303	$—

Liabilities				Gross Amounts not offset
in the Consolidated Statement
of Assets and Liabilities
Net
		Gross	Amounts
		Amounts	Presented
		Offset in the	in the
	Gross	Consolidated	Consolidated
	Amounts of	Statement of	Statement of
Description /	Recognized	Assets and	Assets and	Financial	Collateral	Net
Counterparty	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount
Futures*
Societe Generale	$130,309	$(130,309)	$—	$—	$—	$—
	$130,309	$(130,309)	$—	$—	$—	$—

*
Cumulative appreciation/ depreciation on futures contracts is reported in the consolidated schedule of open futures contracts. Variation margin and receivable/payable for unsettled open futures contracts presented above, if any, is presented in the Consolidated Statements of Assets and Liabilities.

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization.  Actual collateral received/pledged may be more than the amounts disclosed herein.

iM DBi Managed Futures Strategy ETF

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at June 30, 2019 (Unaudited)

NOTE 5 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Advisor. Under the Advisory Agreement, the Advisor provides a continuous investment program for the Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Fund subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”).

Pursuant to the Advisory Agreement between the Trust, on behalf of the Fund, and iM Global, the Fund pays a unified management fee to the Advisor, which is calculated daily and paid monthly, at an annual rate of 0.85% of the Fund’s average daily net assets. Under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unified management fee payable to the Advisor. iM Global, in turn, compensates the Fund’s sub-adviser from the management fee it receives.

Dynamic Beta investments, LLC, serves as the sub-adviser to the Fund. Pursuant to a Sub-Advisory Agreement between the Advisor and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser manages the investment program for the Fund, including the purchase, retention and disposition of investments in the Fund’s portfolio, in accordance with the Fund’s investment objectives, policies and restrictions. The Advisor has ultimate responsibility to oversee the Sub-Adviser and recommend to the Board of Trustees its hiring, termination, and replacement. In this capacity, the Advisor, among other things: (i) monitors the compliance of the Sub-Adviser with the investment objectives and related policies of the Fund; (ii) reviews the performance of the Sub-Adviser; and (iii) reports periodically on such performance to the Board of Trustees. The Sub-Adviser is paid a sub-advisory fee by the Advisor for its services as sub-adviser to the Fund. The Advisor is a minority owner of the Sub-Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  Fund Services also serves as the fund accountant and transfer agent to the Fund.  Vigilant Compliance, LLC serves as the Chief Compliance Officer to the Fund.  U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian.

iM DBi Managed Futures Strategy ETF

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at June 30, 2019 (Unaudited)

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust is deemed to be an interested person of the Trust due to his former position with the Distributor.

Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.

NOTE 6 – SECURITIES TRANSACTIONS

For the period ended June 30, 2019, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
iM DBi Managed Futures Strategy ETF	$ —	$ —

There were no purchases or sales of long-term U.S. Government securities.

NOTE 7 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 100,000 shares, called “Creation Units.” The Fund generally issues and redeems Creation Units in exchange for a designated amount of U.S. cash and/or a portfolio of securities closely approximating the holdings of the Fund. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Advisor, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. There

iM DBi Managed Futures Strategy ETF

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at June 30, 2019 (Unaudited)

were no variable fees received during the period. The Fund may issue an unlimited number of shares of beneficial interest, with $0.01 par value.

NOTE 8 – PRINCIPAL RISKS

Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, market price, yield, and total return. Further information about investment risks is available in the Fund’s prospectus and Statement of Additional Information.

Managed Futures Strategy Risk: In seeking to achieve its investment objective, the Fund will utilize various investment strategies that involve the use of complex investment techniques, and there is no guarantee that these strategies will succeed. The use of such strategies and techniques may subject the Fund to greater volatility and loss. There can be no assurance that utilizing a certain approach or model will achieve a particular level of return or reduce volatility and loss.

Futures Contracts Risk:  Futures contracts have a high degree of price variability and are subject to occasional rapid and substantial changes. There is an imperfect correlation between the change in market value of the futures contracts and the market value of the underlying instrument or reference assets with respect to such contracts. Futures contracts pose the risk of a possible lack of a liquid secondary market, resulting in the potential inability to close a futures contract when desired. Futures contracts are also subject to risks related to possible market disruptions or other extraordinary events, including but not limited to, governmental intervention, and potentially unlimited losses caused by unanticipated market movements. Futures contracts are subject to the possibility that the counterparties to the contracts will default in the performance of their obligations. If the Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements with respect to its futures contracts, or close certain positions at a time when it may be disadvantageous to do so. The successful use of futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations.

The use of futures contracts, which are derivative instruments, will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the Fund will have the potential for greater losses than if the Fund did not employ leverage in its investment activity. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the value of the Fund’s securities or related derivatives instruments to be volatile. There is no assurance that the Fund’s investment in a futures contract with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

Forward Contracts Risk:  Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties in an amount and at a price set at the time of the

iM DBi Managed Futures Strategy ETF

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at June 30, 2019 (Unaudited)

contract. At the maturity of a forward contract, a fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The Fund may invest in non-deliverable forwards, which are cash-settled, short-term forward contracts on foreign currencies that are non-convertible and that may be thinly traded or illiquid. The use of forward contracts involves various risks, including the risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations.

Commodities Risk:  Exposure to the commodities markets (including financial futures markets) may subject the Fund, through its investment in the Subsidiary, to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; and governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

Counterparty Risk:  The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Credit Risk:  Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

iM DBi Managed Futures Strategy ETF

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at June 30, 2019 (Unaudited)

Currency Risk:  The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Derivatives Risk: Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures swap agreements and forward contracts. Derivatives typically have economic leverage inherent in their terms. The primary types of derivatives in which the Fund or the Subsidiary invest are futures contracts and forward contracts. Futures contracts and forward contracts can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held directly or indirectly by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of futures contracts and forward contracts depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with futures contracts and forward contracts that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. A small position in futures contracts or forward contracts could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and forward contracts.

Equity Securities Risk:  The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

ETF Risks:  The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

o
Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

iM DBi Managed Futures Strategy ETF

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at June 30, 2019 (Unaudited)

o
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

o
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

o
Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

Debt Securities and Fixed-Income Risk:  Fixed income securities, such as U.S. Treasuries, or derivatives based on fixed income securities, are subject to credit risk and interest rate risk. Credit risk, as described more fully below, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund’s returns and share price. In addition, the Fund may be subject to “call” risk, which is the risk that during a period of falling interest rates the issuer may redeem a security by repaying it early (which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates), and “extension” risk, which occurs during a rising interest rate environment because certain obligations will be paid off by an issuer more slowly than anticipated (causing the value of those securities held by the Fund to fall).

General Market Risk:  The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

Government Securities and Agency Risk:  Direct obligations of the U.S. Government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by Federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Accordingly, while U.S.

iM DBi Managed Futures Strategy ETF

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at June 30, 2019 (Unaudited)

Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the instrumentality.

Interest Rate Risk:  Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Sub-Adviser. The Fund may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations, but increasing interest rates may have an adverse effect on the value of the Fund’s investment portfolio as a whole, as investors and markets adjust expected returns relative to such increasing rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

Leverage Risk:  Although the Fund will not borrow funds for trading, the Fund should be considered highly leveraged and is suitable only for investors with high tolerance for investment risk. Leverage embedded in the various derivative instruments traded may result in the Fund or its Subsidiary holding positions whose face or notional value may be many times the Fund’s NAV. As a result of this leveraging, even a small movement in the price of a commodity can cause a correspondingly large profit or loss. Losses incurred on leveraged investments increase in direct proportion to the degree of leverage employed. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Volatility is a statistical measurement of the variation of returns of a security or fund or index over time. Higher volatility generally indicates higher risk. You could lose all or substantially all of your investment in the Fund should the Fund’s trading positions suddenly turn unprofitable.

Liquidity Risk: The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in derivative instruments involve the risk that the Fund may be unable to sell the derivative instrument or sell it at a reasonable price.

Management Risk:  The Fund is actively-managed and may not meet its investment objective based on the portfolio managers’ success or failure to implement investment strategies for the Fund.

Market Risk:  The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, including the activities and financial condition of individual companies, the market in which an issuer competes, and general economic conditions. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

iM DBi Managed Futures Strategy ETF

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at June 30, 2019 (Unaudited)

New Fund Risk:  The Fund is a recently organized management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.

Non-Diversified Fund Risk:  Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer.  As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

OTC Trading Risk:  Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk:  The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Regulatory Risk:  Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by the Fund or its Subsidiary or that could adversely impact the Fund’s performance.

Short Sales Risk:  The Fund may take a short position in a derivative instrument, such as a future, or forward, or swap or a security. A short position on a derivative instrument or security involves the risk of a theoretically unlimited increase in the value of the underlying instrument. Short sales also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses.

Subsidiary Risk:  By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund.

Tax Risk: In order to qualify as a RIC under Subchapter M of the Code and be eligible to receive “pass-through” tax treatment, the Fund must, among other things, must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the source of income test, at least 90% of a RIC’s gross income each year must be “qualifying income,” which generally consists of dividends, interest, gains on investment assets and certain other categories of investment

iM DBi Managed Futures Strategy ETF

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at June 30, 2019 (Unaudited)

income. Although qualifying income generally does not include income derived directly from commodities, including certain commodity-linked derivatives, the Internal Revenue Service (“IRS”) issued many private letter rulings (which the Fund may not use or cite as precedent because only the recipient of a private letter ruling may rely upon it) between 2006 and 2011 concluding that income a RIC derives from a wholly owned foreign subsidiary (a controlled foreign corporation or “CFC”), such as the Subsidiary, which earns income derived from commodities is qualifying income. The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the commodities markets within the limitations of the Code such that the Fund continues to qualify as a RIC, but there is a risk that the IRS could assert that the income that the Fund derives from the Subsidiary and/or certain commodity-linked structured notes will not be considered qualifying income for purposes of the source of income test.

The aforementioned 2006 to 2011 private letter rulings may no longer represent the IRS’ current views and the policies underlying those private letter rulings will be officially overturned if Treasury Regulations proposed on September 28, 2016 (the “Proposed Regulations”) are finalized as proposed. Under the Proposed Regulations, the pro rata share of a CFC’s income that the Code requires a RIC shareholder to include in the RIC’s gross income each taxable year whether or not distributed (a “Subpart F Inclusion”), which the 2006 through 2011 private letter rulings concluded was qualifying income for a RIC, will no longer be considered qualifying income. Instead, only actual distributions that the CFC makes to the RIC out of the CFC’s earnings and profits for the applicable taxable year that are attributable to the Subpart F Inclusion (“Earnings and Profits”) will qualify. Although the Fund generally receives annual distributions from the Subsidiary of CFC Earnings and Profits, if any, each taxable year, if in one or more taxable years the Fund did not receive any such distributions, received less than all of such Earnings and Profits, or the IRS concluded that the amounts the Fund received were not “distributions” for U.S. federal income tax purposes, the Fund might have difficulty in such years satisfying the source of income test to qualify as a RIC.

The federal income tax treatment of the Fund’s income from the Subsidiary also may be negatively affected by future legislation, Treasury Regulations (proposed or final), and/or other IRS guidance or authorities that could affect the character, timing of recognition, and/or amount of the Fund’s investment company taxable income and/or net capital gains and, therefore, the distributions it makes. If the Fund failed the source of income test for any taxable year but was eligible to and did cure the failure, it could incur potentially significant additional federal income tax expenses. If, on the other hand, the Fund failed to qualify as a RIC for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax at the fund-level on its taxable income at the regular corporate tax rate (without reduction for distributions to shareholders), with the consequence that its income available for distribution to shareholders would be reduced and distributions from its current or accumulated earnings and profits would generally be taxable to its shareholders as dividend income.

iM DBi Managed Futures Strategy ETF

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
at June 30, 2019 (Unaudited)

Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information (“SAI”) and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

NOTE 9 – GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 10 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2019, Dunwalke Trust held 82% of the outstanding shares of the Fund in the secondary market.

iM DBi Managed Futures Strategy ETF

EXPENSE EXAMPLE
June 30, 2019 (Unaudited)

As a shareholder of iM DBi Managed Futures Strategy ETF (the “Fund”), you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from May 7, 2019 to June 30, 2019 for the Fund.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iM DBi Managed Futures Strategy ETF

EXPENSE EXAMPLE (Continued)
June 30, 2019 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	5/7/2019(1)	6/30/2019	5/7/2019-6/30/2019
Actual	$1,000.00	$1,027.20	$1.27(2)
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.58	$4.26(3)

(1)	Inception date of the Fund.
(2)	Expenses are equal to the Advisor Shares’ annualized expense ratio of 0.85% multiplied by the average account value over the period, multiplied by 54/365 (to reflect the period).
(3)	Expenses are equal to the Advisor Shares’ annualized expense ratio of 0.85% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period).

iM DBi Managed Futures Strategy ETF

NOTICE TO SHAREHOLDERS
at June 30, 2019 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-898-1041 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the most recent 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available no later than August 31 without charge, upon request, by 1-888-898-1041.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  Information included in the Fund’s Form N-Q is also available, upon request, by calling 1-888-898-1041.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-898-1041 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

iM DBi Managed Futures Strategy ETF

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT
AND INVESTMENT SUB-ADVISORY AGREEMENT (Unaudited)

The Board of Trustees (the “Board” or “Trustees”) of Manager Directed Portfolios (the “Trust”) met on November 13, 2018 to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the iM DBi Managed Futures Strategy ETF (the “Fund”), a series of the Trust that would operate as an actively-managed exchange traded fund (“ETF”), and the Fund’s investment adviser, iM Global Partner LLC (“iM Global”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between iM Global and the Fund’s sub-adviser, Dynamic Beta investments LLC (“DBi”). In conjunction with the meeting, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement and the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including copies of the Advisory Agreement and Sub-Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing the Board’s fiduciary obligations and the factors the Board should consider in considering the approval of the Advisory Agreement and the Sub-Advisory Agreement, information relating to the past performance of DBi, as well as the proposed management fee of the Fund, due diligence materials relating to iM Global and DBi, including the current Form ADV for iM Global and DBi, and other pertinent information. Based on their evaluation of the information provided, the Trustees (including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Advisory Agreement and Sub-Advisory Agreement, each for an initial two-year term. Below is a summary of the material factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement and Sub-Advisory Agreement.  These considerations were based on materials requested by the Trustees and the Trust’s administrator specifically for the Meeting, as well as the presentations made by the iM Global and DBi during the Meeting.

1.   NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services that would be provided by iM Global and DBi to the Fund and the amount of time to be devoted by iM Global’s and DBi’s staff to the Fund’s operations. The Trustees considered the specific responsibilities of iM Global and DBi in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of key personnel at iM Global and DBi who would be involved in the day-to-day activities of the Fund, including Messrs. Andrew Beer and Matthias Mamou-Mani, who would serve as the portfolio managers of the Fund. The Trustees noted iM Global is a new firm, and manages only one other fund, which is not similar to the Fund and had less than one month of operating history. The Board also considered compliance support services to be provided to iM Global by an industry consultant.

iM DBi Managed Futures Strategy ETF

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT
AND INVESTMENT SUB-ADVISORY AGREEMENT (Unaudited) (Continued)

The Trustees considered the performance of a composite of accounts managed by DBi with investment objective and strategies substantially similar to that which would be applied to the Fund. The Trustees reviewed the information provided by iM Global and DBi in response to the due diligence questionnaire and other information provided by iM Global and DBi, all of which was included in the Meeting materials. The Trustees also considered responses provided by iM Global to a supplemental 15(c) request with respect to ETF-specific matters. The Trustees also noted any services that extended beyond portfolio management, and considered the overall capability of iM Global and DBi to manage the Fund’s assets. The Trustees, in consultation with counsel to the Independent Trustees and the Trust’s CCO, reviewed the compliance program maintained by DBi, including DBi’s code of ethics, and received an affirmation from the Trust’s CCO that the compliance program was compliant with Rule 206(4)-7(a) promulgated under the Advisers Act. The Trustees noted that the compliance program maintained by iM Global and iM Global’s code of ethics were reviewed and approved by the Board at its August 14, 2018 meeting. The Trustees noted that the Trust’s CCO would work with each firm with respect to suggested enhancements to the compliance programs to reflect the Fund’s structure as a managed futures ETF. The Trustees concluded that iM Global and DBi had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures necessary to perform their duties under the iM Global Advisory Agreement and the Sub-Advisory Agreement, respectively, and that the nature, overall quality, and extent of the management services to be provided by iM Global and DBi to the Fund were satisfactory.

2.   INVESTMENT PERFORMANCE OF THE ADVISER AND THE SUB-ADVISER

In assessing the management services to be provided by iM Global and DBi, the Trustees reviewed the investment management experience of iM Global in determining guidelines for the Fund’s investment portfolios and providing general oversight of DBi, and the portfolio management experience of Messrs. Beer and Mamou-Mani, who would serve as the portfolio managers of the Fund. As part of their review, the Trustees noted iM Global is a new firm, and manages only one other fund, which is not similar to the Fund and had less than one month of operating history. With regard to DBi, the Trustees reviewed performance of other managed future strategy accounts managed by DBi with strategies similar to the investment strategy of the Fund. The Trustees noted that the DBi composite had outperformed the SocGen CTA Index for the one-year and since inception periods ended December 31, 2017.

The Trustees concluded the performance obtained by DBi for accounts managed using strategies similar to the Fund was satisfactory. Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from iM Global’s advisory services and DBi’s portfolio management services.

iM DBi Managed Futures Strategy ETF

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT
AND INVESTMENT SUB-ADVISORY AGREEMENT (Unaudited) (Continued)

3.   COSTS OF SERVICES PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER AND SUB-ADVISER

The Trustees considered the cost of services and the proposed management fees to be paid to iM Global by the Fund, including a review of the expense analyses and other pertinent material with respect to the Fund. The Trustees noted that iM Global proposed a unified management fee for its services, similar to other exchange-traded funds. Under the iM Global Advisory Agreement, iM Global will pay all expenses of the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, Rule 12b-1 fees, and the unified management fee payable to the adviser. The Trustees considered the cost structure of the Fund relative to a peer group of U.S. managed futures funds, as compiled by Morningstar (the “Morningstar Peer Group”). The Board also considered supplemental comparative fee information provided by iM Global and the Trust. In reviewing the Fund’s proposed advisory fees and expense ratio, the Trustees took into account the Fund’s sub-advised structure, noting iM Global would pay DBi’s sub-advisory fees for the Fund out of its own management fees, and that the Fund would not be directly responsible for payment of any sub-advisory fees. The Trustees noted that iM Global and DBi may be considered affiliates due to the interest in DBi held by iM Global’s parent company.

The Trustees considered iM Global’s financial condition, noting the resources available from its parent company. The Trustees also examined the level of profits anticipated from the fees payable under the iM Global Advisory Agreement, noting iM Global did not anticipate the Fund to be profitable to iM Global in its first year of operation.

The Trustees considered data relating to the cost structure of the Fund relative to its Morningstar Peer Group, which had been included in the Meeting materials. The Board considered the Fund’s proposed management fee of 0.85% of the average annual net assets of the Fund, noting the fee fell at the middle of the third quartile for the Morningstar Peer Group, above the Morningstar Peer Group average fee of 0.80%, which fell between the second and third quartiles. The Trustees noted that the Fund was iM Global’s second fund, and that the other fund managed by iM Global is a mutual fund, not an ETF, and therefore there were no relevant comparisons to fees paid by other comparable accounts.

The Trustees concluded the Fund’s expenses and the management fees to be paid to iM Global under the iM Global Advisory Agreement were fair and reasonable in light of the comparative expense and management fee information. The Trustees further concluded, based on the pro forma profitability analysis prepared by iM Global, that while iM Global did not expect to realize profits in connection with its management of the Fund during its initial year of operation, iM Global had sufficient financial resources to support its services to the Fund, despite anticipated subsidies necessary to support certain of the Fund’s operations.

iM DBi Managed Futures Strategy ETF

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT
AND INVESTMENT SUB-ADVISORY AGREEMENT (Unaudited) (Continued)

The Trustees reviewed and considered the sub-advisory fees to be payable by iM Global to DBi under the DBi Sub-Advisory Agreement. The Trustees noted iM Global had confirmed to the Trustees that the sub-advisory fees payable under the DBi Sub-Advisory Agreement were reasonable in light of the quality of the services to be performed by DBi. Because the sub-advisory fees are paid by iM Global, the overall advisory fee paid by the Fund would not be directly affected by the sub-advisory fees paid to DBi. Consequently, the Trustees did not consider the costs of services provided by DBi or the profitability of DBi’s relationship with the Fund to be material factors for consideration. Based on all these factors, the Trustees concluded that the sub-advisory fees to be paid to DBi by iM Global were reasonable in light of the services to be provided by DBi.

4.   EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees compared the Fund’s proposed expenses relative to the Morningstar Peer Group and discussed potential economies of scale. The Trustees also reviewed the structure of the Fund’s management fee and whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale would be shared with shareholders). The Trustees noted that the Fund’s unified management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, and that the possibility of incorporating breakpoints could be reviewed in the future should assets grow significantly. The Trustees concluded that the proposed fee structure was reasonable.

Because the sub-advisory fees payable to DBi would not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.

5.   BENEFITS TO BE DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be received by iM Global and DBi from each firm’s association with the Fund. The Board noted that due to iM Global’s parent company having ownership in both iM Global and DBi, both iM Global and DBi expect to benefit from cross marketing and other synergies between the entities. In addition, the Board noted that iM Global or its affiliates will benefit indirectly from the sub-advisory fees payable to DBi. The Board determined that such benefits were appropriate.

CONCLUSIONS

In considering the iM Global Advisory Agreement and DBi Sub-Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the iM Global Advisory Agreement and DBi Sub-Advisory Agreement each for an initial two-year term as being in the best interests of the Fund and its shareholders.

iM DBi Managed Futures Strategy ETF

NOTICE OF PRIVACY POLICY AND PRACTICES

Protecting the privacy of Fund shareholders is important to us.  The following is a description of the practices and policies through which we protect the privacy and security of your non-public personal information.

What Information We Collect

We collect and maintain information about you so that we can open and maintain your account in the Fund and provide various services to you.  We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

The types of non-public personal information we collect and share can include:

•	social security number;

•	account balances;

•	account transactions;

•	transaction history;

•	wire transfer instructions; and
•	checking account information.

What Information We Disclose

We do not disclose any non-public personal information about shareholders or former shareholders of the Fund without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information

All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

If you have any questions or concerns regarding this notice or our Privacy Policy, please contact us at 1-888-898-1041.

Investment Advisor
iM Global Partner US LLC
300 Barr Harbor Drive, Suite 720
Conshohocken, PA 19428

Investment Sub-Advisor
Dynamic Beta investments LLC
575 Fifth Avenue
New York, NY 10017

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI 53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
1-888-898-1041

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal Counsel
Godfrey & Kahn S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*    /s/Douglas J. Neilson
Douglas J. Neilson, President/
Principal Executive Officer

Date  9/5/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Douglas J. Neilson
Douglas J. Neilson, President/
Principal Executive Officer

Date  9/5/2019

By (Signature and Title)*    /s/Matthew J. McVoy
Matthew J. McVoy, Treasurer/
Principal Financial Officer

Date  9/5/2019

* Print the name and title of each signing officer under his or her signature.